SUPPLEMENT NO. 2

dated August 25, 2005
to the Institutional Class Prospectus dated February 1, 2005 for the TIAA-CREF Institutional Mutual Funds

The following replaces the first six paragraphs under the section entitled “Dual Investment Management Strategy®” in the Prospectus:

     The Growth Equity, Growth & Income, International Equity, Large-Cap Value, Mid-Cap Value and Mid-Cap Growth Funds use TIAA-CREF’s Dual Investment Management Strategy. The Dual Investment Management Strategy combines active management and quantitative methods to seek higher returns over each Fund’s benchmark index, while attempting to maintain a risk profile for each Fund similar to its benchmark index.

     Each Fund that uses the Dual Investment Management Strategy is managed by a portfolio management team of investment professionals. The Strategy combines active management and quantitative methods to select securities and build the overall portfolio of stocks. Each portfolio management team consists of:

  Active portfolio managers who use fundamental analysis of individual companies and stocks. They select stocks that they believe offer the potential for superior returns. They also identify less attractive stocks to avoid or underweight.

  Quantitative portfolio managers who use mathematical models and programs to monitor and analyze the portfolio to ensure that the overall portfolio has characteristics similar to the Fund’s benchmark index. In certain cases, quantitative portfolio managers on the team may also manage a portion of the Fund in keeping with the overall guidelines for risk and investment mandate.

     The Dual Investment Management Strategy is intended to result in portfolios that are similar in composition and performance to their benchmark indices with the potential and goal of also adding incremental returns. Funds using the Dual Investment Management Strategy also attempt to remain fully invested in stocks at all times. This feature helps the Funds avoid the potential negative effects of attempting to time the market and helps ensure that their asset allocations meet their allocation goals.

     The Dual Investment Management Strategy does not assure successful investment. The markets or the prices of individual securities may be affected by factors not taken into account in the portfolio management team’s stock selection and quantitative analysis.

The portfolio management teams for certain Funds are changing. The following supplements the disclosure under “Portfolio Management Teams” in the Prospectus:

     The portfolio management teams for the Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Mid-Cap Growth Index Fund, Mid-Cap Value Index Fund, Mid-Cap Blend Index Fund, Small-Cap Growth Index Fund, Small-Cap Value Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund and Social Choice Equity Fund are adding a new portfolio manager and removing other portfolio managers from those managers currently listed in the February 1, 2005 Prospectus. Anne Sapp will remain as a member of the portfolio management teams primarily responsible for the day-to-day management of the Funds. As of September 1, 2005, Philip James (Jim) Campagna will become a new member of the portfolio management teams of these Funds. All other portfolio managers previously listed in the February 1, 2005 Prospectus as managers of these Funds will be reassigned and will no longer be members of the portfolio management teams of these Funds as of September 1, 2005.

		Portfolio Role/		Total Years/Months
		Coverage/		Experience
		Expertise/	Experience Over	At		On
Name	Title	Specialty	Past Five Years	TIAA	Total	Team

Philip James (Jim) Campagna, CFA	Associate	Quantitative	Investment Management,	0.5	14.0	0
		Portfolio	TIAA and its affiliates—2005
		Construction	to the present; Portfolio
Manager, International
Strategy Leader, Mellon
Capital Management—1997
to 2005

     Similar biographical information with respect to Anne Sapp can be found in the February 1, 2005 Prospectus.

A11050 08/05 (23)

SUPPLEMENT NO. 2

     dated August 25, 2005
to the Retirement Class Prospectus dated February 1, 2005
for the TIAA-CREF Institutional Mutual Funds

The following replaces the first six paragraphs under the section entitled “Dual Investment Management Strategy®” in the Prospectus:

     The Growth & Income, International Equity, Large-Cap Value, Mid-Cap Value and Mid-Cap Growth Funds use TIAA-CREF’s Dual Investment Management Strategy. The Dual Investment Management Strategy combines active management and quantitative methods to seek higher returns over each Fund’s benchmark index, while attempting to maintain a risk profile for each Fund similar to its benchmark index.

     Each Fund that uses the Dual Investment Management Strategy is managed by a portfolio management team of investment professionals. The Strategy combines active management and quantitative methods to select securities and build the overall portfolio of stocks. Each portfolio management team consists of:

  Active portfolio managers who use fundamental analysis of individual companies and stocks. They select stocks that they believe offer the potential for superior returns. They also identify less attractive stocks to avoid or underweight.
  Quantitative portfolio managers who use mathematical models and programs to monitor and analyze the portfolio to ensure that the overall portfolio has characteristics similar to the Fund’s benchmark index. In certain cases, quantitative portfolio managers on the team may also manage a portion of the Fund in keeping with the overall guidelines for risk and investment mandate.

     The Dual Investment Management Strategy is intended to result in portfolios that are similar in composition and performance to their benchmark indices with the potential and goal of also adding incremental returns. Funds using the Dual Investment Management Strategy also attempt to remain fully invested in stocks at all times. This feature helps the Funds avoid the potential negative effects of attempting to time the market and helps ensure that their asset allocations meet their allocation goals.

     The Dual Investment Management Strategy does not assure successful investment. The markets or the prices of individual securities may be affected by factors not taken into account in the portfolio management team’s stock selection and quantitative analysis.

The portfolio management teams for certain Funds are changing. The following supplements the disclosure under “Portfolio Management Teams” in the Prospectus:

     The portfolio management teams for the Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Mid-Cap Growth Index Fund, Mid-Cap Value Index Fund, Mid-Cap Blend Index Fund, Small-Cap Growth Index Fund, Small-Cap Value Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund and Social Choice Equity Fund are adding a new portfolio manager and removing other portfolio managers from those managers currently listed in the February 1, 2005 Prospectus. Anne Sapp will remain as a member of the portfolio management teams primarily responsible for the day-to-day management of the Funds. As of September 1, 2005, Philip James (Jim) Campagna will become a new member of the portfolio management teams of these Funds. All other portfolio managers previously listed in the February 1, 2005 Prospectus as managers of these Funds will be reassigned and will no longer be members of the portfolio management teams of these Funds as of September 1, 2005.

		Portfolio Role/		Total Years/Months
		Coverage/			Experience
		Expertise/	Experience Over	At		On
Name	Title	Specialty	Past Five Years	TIAA	Total	Team

Philip James (Jim) Campagna, CFA	Associate	Quantitative	Investment Management,	0.5	14.0	0
		Portfolio	TIAA and its affiliates—2005
		Construction	to the present; Portfolio
Manager, International
Strategy Leader, Mellon
Capital Management—1997
to 2005.

     Similar biographical information with respect to Anne Sapp can be found in the February 1, 2005 Prospectus.

A11056 08/05 (18)

SUPPLEMENT NO. 2

dated August 25, 2005
to the Retirement Class Prospectus dated February 1, 2005
for the TIAA-CREF Institutional Mutual Funds

The following replaces the first six paragraphs under the section entitled “Dual Investment Management Strategy®” in the Prospectus:

     The Growth & Income, International Equity, Large-Cap Value, Mid-Cap Value and Mid-Cap Growth Funds use TIAA-CREF’s Dual Investment Management Strategy. The Dual Investment Management Strategy combines active management and quantitative methods to seek higher returns over each Fund’s benchmark index, while attempting to maintain a risk profile for each Fund similar to its benchmark index.

     Each Fund that uses the Dual Investment Management Strategy is managed by a portfolio management team of investment professionals. The Strategy combines active management and quantitative methods to select securities and build the overall portfolio of stocks. Each portfolio management team consists of:

  Active portfolio managers who use fundamental analysis of individual companies and stocks. They select stocks that they believe offer the potential for superior returns. They also identify less attractive stocks to avoid or underweight.

  Quantitative portfolio managers who use mathematical models and programs to monitor and analyze the portfolio to ensure that the overall portfolio has characteristics similar to the Fund’s benchmark index. In certain cases, quantitative portfolio managers on the team may also manage a portion of the Fund in keeping with the overall guidelines for risk and investment mandate.

     The Dual Investment Management Strategy is intended to result in portfolios that are similar in composition and performance to their benchmark indices with the potential and goal of also adding incremental returns. Funds using the Dual Investment Management Strategy also attempt to remain fully invested in stocks at all times. This feature helps the Funds avoid the potential negative effects of attempting to time the market and helps ensure that their asset allocations meet their allocation goals.

     The Dual Investment Management Strategy does not assure successful investment. The markets or the prices of individual securities may be affected by factors not taken into account in the portfolio management team’s stock selection and quantitative analysis.

The portfolio management teams for certain Funds are changing. The following supplements the disclosure under “Portfolio Management Teams” in the Prospectus:

     The portfolio management teams for the Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Mid-Cap Growth Index Fund, Mid-Cap Value Index Fund, Mid-Cap Blend Index Fund, Small-Cap Growth Index Fund, Small-Cap Value Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund and Social Choice Equity Fund are adding a new portfolio manager and removing other portfolio managers from those managers currently listed in the February 1, 2005 Prospectus. Anne Sapp will remain as a member of the portfolio management teams primarily responsible for the day-to-day management of the Funds. As of September 1, 2005, Philip James (Jim) Campagna will become a new member of the portfolio management teams of these Funds. All other portfolio managers previously listed in the February 1, 2005 Prospectus as managers of these Funds will be reassigned and will no longer be members of the portfolio management teams of these Funds as of September 1, 2005.

Portfolio Role/

Total Years/Months
		Coverage/		Experience
		Expertise/	Experience Over	At		On
Name	Title	Specialty	Past Five Years	TIAA	Total	Team

Philip James (Jim) Campagna, CFA	Associate	Quantitative	Investment Management,	0.5	14.0	0
		Portfolio	TIAA and its affiliates—2005
		Construction	to the present; Portfolio
Manager, International
Strategy Leader, Mellon
Capital Management—1997
to 2005

     Similar biographical information with respect to Anne Sapp can be found in the February 1, 2005 Prospectus.

A11057 08/05 (9)

SUPPLEMENT NO. 2

dated August 25, 2005
to the Retail Class Prospectus dated February 1, 2005
for the TIAA-CREF Institutional Mutual Funds

The following replaces the first six paragraphs under the section entitled “Dual Investment Management Strategy®” in the Prospectus:

     The Large-Cap Value, Mid-Cap Value and Mid-Cap Growth Funds use TIAA-CREF’s Dual Investment Management Strategy. The Dual Investment Management Strategy combines active management and quantitative methods to seek higher returns over each Fund’s benchmark index, while attempting to maintain a risk profile for each Fund similar to its benchmark index.

     Each Fund that uses the Dual Investment Management Strategy is managed by a portfolio management team of investment professionals. The Strategy combines active management and quantitative methods to select securities and build the overall portfolio of stocks. Each portfolio management team consists of:

  Active portfolio managers who use fundamental analysis of individual companies and stocks. They select stocks that they believe offer the potential for superior returns. They also identify less attractive stocks to avoid or underweight.

  Quantitative portfolio managers who use mathematical models and programs to monitor and analyze the portfolio to ensure that the overall portfolio has characteristics similar to the Fund’s benchmark index. In certain cases, quantitative portfolio managers on the team may also manage a portion of the Fund in keeping with the overall guidelines for risk and investment mandate.

     The Dual Investment Management Strategy is intended to result in portfolios that are similar in composition and performance to their benchmark indices with the potential and goal of also adding incremental returns. Funds using the Dual Investment Management Strategy also attempt to remain fully invested in stocks at all times. This feature helps the Funds avoid the potential negative effects of attempting to time the market and helps ensure that their asset allocations meet their allocation goals.

     The Dual Investment Management Strategy does not assure successful investment. The markets or the prices of individual securities may be affected by factors not taken into account in the portfolio management team’s stock selection and quantitative analysis.

A11058 08/05 (6)

SUPPLEMENT NO. 3

dated August 25, 2005 to the
Statement of Additional Information (SAI) dated February 1, 2005 for the TIAA-CREF Institutional Mutual Funds

The following supplements the disclosure under “Proxy Voting Policies” in the SAI:

     In order to ensure that proxy voting is aligned with the investment objective of the Social Choice Equity Fund, we have adopted special proxy voting policies for the Fund. We will vote the shares of the companies held in the Social Choice Equity Fund consistent with the social criteria (or screens) considered by the Fund in selecting companies for inclusion in its portfolio. In cases where we are asked to vote on social matters that are not covered under the Fund’s screens, we will cast such votes in accordance with the policies and procedures described in TIAA-CREF’s Policy Statement on Corporate Governance.

The following supplements the disclosure under “Additional Information Regarding Portfolio Managers” in the SAI:

     The portfolio management teams for the Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Mid-Cap Growth Index Fund, Mid-Cap Value Index Fund, Mid-Cap Blend Index Fund, Small-Cap Growth Index Fund, Small-Cap Value Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund and Social Choice Equity Fund are adding a new portfolio manager and removing other portfolio managers from those managers currently listed in the February 1, 2005 Prospectus and Statement of Additional Information. Anne Sapp will remain as a member of the portfolio management teams primarily responsible for the day-to-day management of the Funds. As of September 1, 2005, Philip James (Jim) Campagna will become a new member of the portfolio management teams of those Funds. All other portfolio managers previously listed in the February 1, 2005 Prospectus and Statement of Additional Information as managers of these Funds will be reassigned and will no longer be members of the portfolio management teams of those Funds as of September 1, 2005.

     The following information replaces the portfolio manager charts for those Funds included in the February 1, 2005 SAI. Information in the chart is stated as of May 31, 2005.

LARGE-CAP GROWTH INDEX FUND

Name of Portfolio	Number of Other		Total Assets In	Dollar Range of
Manager	Accounts Managed		Accounts Managed	Equity Securities
			(millions)	Owned in Fund
	Registered	Other
	Investment	Pooled
	Companies	Investment
Vehicles

Anne Sapp, CFA	18	0	$20,301	$0

Philip James (Jim)
Campagna, CFA	18	0	$20,301	$0

LARGE-CAP VALUE INDEX FUND

Name of Portfolio	Number of Other		Total Assets In	Dollar Range of
Manager	Accounts Managed		Accounts Managed	Equity Securities
			(millions)	Owned in Fund
	Registered	Other
	Investment	Pooled
	Companies	Investment
Vehicles

Anne Sapp, CFA	18	0	$20,301	$0

Philip James (Jim)
Campagna, CFA	18	0	$20,301	$0

EQUITY INDEX FUND

Name of Portfolio	Number of Other		Total Assets In	Dollar Range of
Manager	Accounts Managed		Accounts Managed	Equity Securities
			(millions)	Owned in Fund
	Registered	Other
	Investment	Pooled
	Companies	Investment
Vehicles

Anne Sapp, CFA	18	0	$20,301	$0

Philip James (Jim)
Campagna, CFA	18	0	$20,301	$0

S&P 500 INDEX FUND

Name of Portfolio	Number of Other		Total Assets In	Dollar Range of
Manager	Accounts Managed		Accounts Managed	Equity Securities
			(millions)	Owned in Fund
	Registered	Other
	Investment	Pooled
	Companies	Investment
Vehicles

Anne Sapp, CFA	18	0	$20,301	$1–$10,000

Philip James (Jim)
Campagna, CFA	18	0	$20,301	$0

MID-CAP GROWTH INDEX FUND

Name of Portfolio	Number of Other		Total Assets In	Dollar Range of
Manager	Accounts Managed		Accounts Managed	Equity Securities
			(millions)	Owned in Fund
	Registered	Other
	Investment	Pooled
	Companies	Investment
Vehicles

Anne Sapp, CFA	18	0	$20,301	$0

Philip James (Jim)
Campagna, CFA	18	0	$20,301	$0

2

MID-CAP VALUE INDEX FUND

Name of Portfolio	Number of Other		Total Assets In	Dollar Range of
Manager	Accounts Managed		Accounts Managed	Equity Securities
			(millions)	Owned in Fund
	Registered	Other
	Investment	Pooled
	Companies	Investment
Vehicles

Anne Sapp, CFA	18	0	$20,301	$0

Philip James (Jim)
Campagna, CFA	18	0	$20,301	$0

MID-CAP BLEND INDEX FUND

Name of Portfolio	Number of Other		Total Assets In	Dollar Range of
Manager	Accounts Managed		Accounts Managed	Equity Securities
			(millions)	Owned in Fund
	Registered	Other
	Investment	Pooled
	Companies	Investment
Vehicles

Anne Sapp, CFA	18	0	$20,301	$0

Philip James (Jim)
Campagna, CFA	18	0	$20,301	$0

SMALL-CAP GROWTH INDEX FUND

Name of Portfolio	Number of Other		Total Assets In	Dollar Range of
Manager	Accounts Managed		Accounts Managed	Equity Securities
			(millions)	Owned in Fund
	Registered	Other
	Investment	Pooled
	Companies	Investment
Vehicles

Anne Sapp, CFA	18	0	$20,301	$0

Philip James (Jim)
Campagna, CFA	18	0	$20,301	$0

SMALL-CAP VALUE INDEX FUND

Name of Portfolio	Number of Other		Total Assets In	Dollar Range of
Manager	Accounts Managed		Accounts Managed	Equity Securities
			(millions)	Owned in Fund
	Registered	Other
	Investment	Pooled
	Companies	Investment
Vehicles

Anne Sapp, CFA	18	0	$20,301	$0

Philip James (Jim)
Campagna, CFA	18	0	$20,301	$0

3

SMALL-CAP BLEND INDEX FUND

Name of Portfolio	Number of Other		Total Assets In	Dollar Range of
Manager	Accounts Managed		Accounts Managed	Equity Securities
			(millions)	Owned in Fund
	Registered	Other
	Investment	Pooled
	Companies	Investment
Vehicles

Anne Sapp, CFA	18	0	$20,301	$0

Philip James (Jim)
Campagna, CFA	18	0	$20,301	$0

INTERNATIONAL EQUITY INDEX FUND

Name of Portfolio	Number of Other		Total Assets In	Dollar Range of
Manager	Accounts Managed		Accounts Managed	Equity Securities
			(millions)	Owned in Fund
	Registered	Other
	Investment	Pooled
	Companies	Investment
Vehicles

Anne Sapp, CFA	18	0	$20,301	$0

Philip James (Jim)
Campagna, CFA	18	0	$20,301	$0

SOCIAL CHOICE EQUITY FUND

Name of Portfolio	Number of Other		Total Assets In	Dollar Range of
Manager	Accounts Managed		Accounts Managed	Equity Securities
			(millions)	Owned in Fund
	Registered	Other
	Investment	Pooled
	Companies	Investment
Vehicles

Anne Sapp, CFA	18	0	$20,301	$1–$10,000

Philip James (Jim)
Campagna, CFA	18	0	$20,301	$0

A11055 08/05